PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2021
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of	As of
	September 30, 2021	September 30, 2020
Property and Buildings	$9,711,722	$9,114,893
Machinery and equipment	19,594,986	18,175,739
Automobiles	689,651	611,923
Office and electric equipment	148,439	137,588
Subtotal	30,144,798	28,040,143
Construction in progress	2,020,457	158,975
Less: accumulated depreciation	(23,045,753)	(20,780,090)
Property and equipment, net	$9,119,502	$7,419,028

Depreciation expense was $1,145,447, $1,055,314 and $1,137,822 for the years ended September 30, 2021, 2020 and 2019 respectively.

Construction in progress represents costs of construction incurred for the Company’s new manufacturing facilities in Dongdong Gobi Agricultural Industrial Park, Jiuquan, Gansu. The construction was completed and transferred to Property and equipment in November 2021.

As of September, 30, 2021, the Company made advance payments for property and buildings acquisition for $2,243,622, which was recorded in prepayments for property and equipment on the consolidated balance sheets. $1,061,037 of the property was received and accepted in November 2021. The rest properties are anticipated to receive by December 2022.